CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Accumulated earnings (deficit)	Statutory reserves	Accumulated Other Comprehensive income (loss)	Total Kaixin Auto Holdings' equity (deficit)	Non-controlling interest	Total
Balance at beginning at Dec. 31, 2018	$ 4,000		$ 1,589,000	$ (1,447,000)	$ 8,000	$ (51,000)	$ 103,000		$ 103,000
Balance at beginning (in shares) at Dec. 31, 2018	74,035,502
CHANGES IN EQUITY (DEFICIT)
Shareholder investment			3,910,000				3,910,000		3,910,000
Net loss				(110,000)			(110,000)		(110,000)
Foreign currency translation adjustment, net of nil income taxes						112,000	112,000		112,000
Balance at ending at Dec. 31, 2019	$ 4,000		5,499,000	(1,557,000)	8,000	61,000	4,015,000		4,015,000
Balance at ending (in shares) at Dec. 31, 2019	74,035,502
CHANGES IN EQUITY (DEFICIT)
Shareholder investment			8,096,000				8,096,000		8,096,000
Capital divestments			(5,963,000)				(5,963,000)		(5,963,000)
Net loss				(166,000)			(166,000)		(166,000)
Foreign currency translation adjustment, net of nil income taxes						181,000	181,000		181,000
Balance at ending at Dec. 31, 2020	$ 4,000		7,632,000	(1,723,000)	8,000	242,000	6,163,000		6,163,000
Balance at ending (in shares) at Dec. 31, 2020	74,035,502
CHANGES IN EQUITY (DEFICIT)
Net loss				(196,579,000)			(196,579,000)	$ 651,000	(195,928,000)
Reverse acquisition	$ 3,000	$ 1,000	$ 167,756,000				$ 167,760,000	7,649,000	$ 175,409,000
Reverse acquisition (Shares)	69,424,993,000	6,000,000
Vesting of restricted shares award	1,000		40,335,000				40,336,000		40,336,000
Vesting of restricted shares award (in share)	$ 18,580,015
Share-based compensation-option			$ 1,254,000				$ 1,254,000		$ 1,254,000
Series A preferred shares conversion			1,436,000				1,436,000		1,436,000
Contingent liabilities assumed by Renren Inc.			8,897,000				8,897,000		8,897,000
Series A preferred shares conversion (shares)	1,089,145
Foreign currency translation adjustment, net of nil income taxes						395,000	395,000	117,000	512,000
Balance at ending at Dec. 31, 2021	$ 8,000	$ 1,000	$ 227,310,000	$ (198,302,000)	$ 8,000	$ 637,000	$ 29,662,000	$ 8,417,000	$ 38,079,000
Balance at ending (in shares) at Dec. 31, 2021	163,129,655	6,000